Leases - Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Operating lease liabilities:
Year 2023		$ 4,809
Year 2024		4,909
Year 2025		3,729
Total lease commitments		13,447
Less: imputed interest		(885)
Total lease liability		$ 12,562
Total lease liabilities:
Year remaining 2022	$ 3,611
Year 2023	4,909
Year 2024	3,729
Total lease commitments	12,249
Less: imputed interest	(739)
Lease Liability	$ 11,510